Document and Entity Information	Apr. 29, 2020	Oct. 23, 2019
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 29, 2020
Entity Registrant Name	GENERAL DYNAMICS CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	1-3671
Entity Tax Identification Number	13-1673581
Entity Address, Address Line One	11011 Sunset Hills Road
Entity Address, City or Town	Reston,
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20190
City Area Code		703
Local Phone Number		876-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	GD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000040533
Amendment Flag	false
Entity Emerging Growth Company	false